                                            1933 Act Registration No.  033-17759

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 31, 1997

                                        ----------------------------------------
                                        ----------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.
                                                    ------
                         Post-Effective Amendment No.   22
                                                    ------

                                        AND/OR

                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940
                                Amendment No.
                                             ------
                           (Check appropriate box or boxes)

                          FORTIS ADVANTAGE PORTFOLIOS, INC.
                  (Exact Name of Registrant as Specified in Charter)

                                 500 Bielenberg Drive
                              Woodbury, Minnesota  55125
                  (Address of Principal Executive Offices, Zip Code)

                                    (612) 738-4000
                 (Registrant's Telephone Number, including Area Code)

                                Scott R. Plummer, Esq.
                                 500 Bielenberg Drive
                              Woodbury, Minnesota  55125
                       (Name and Address of Agent for Service)

                                       COPY TO:
                               Michael J. Radmer, Esq.
                                 Dorsey & Whitney LLP
                                220 South Sixth Street
                          Minneapolis, Minnesota  55402-1498

It is proposed that this filing will become effective (check appropriate box):
               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X       on January 1, 1998 pursuant to paragraph (b) of Rule 485
     -----
               75 days after filing pursuant to paragraph (a) of Rule 485
     -----
               60 days after filing pursuant to paragraph (a) of Rule 485
     -----


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

                          FORTIS ADVANTAGE PORTFOLIOS, INC.
                         Registration Statement on Form N-1A

                         ------------------------------------
                                Cross Reference Sheet
                               Pursuant to Rule 481(a)
                         ------------------------------------

Item No.                                 Prospectus Heading
--------                                 ------------------

1.   Cover Page. . . . . . . . . . . .   Cover Page (no caption)
2.   Synopsis. . . . . . . . . . . . .   Summary of Fund Expenses
3.   Financial Highlights. . . . . . .   Financial Highlights
4.   General Description of
     Registrant. . . . . . . . . . . .   Organization and Classification;
                                         Investment Objectives and Policies
5.   Management of the Fund. . . . . .   Management
6.   Capital Stock and Other
     Securities. . . . . . . . . . . .   Capital Stock; Shareholder Inquiries;
                                         Dividends and Capital Gain
                                         Distributions; Taxation
7.   Purchase of Securities Being
     Offered . . . . . . . . . . . . .   How to Buy Fund Shares; Valuation of
                                         Securities
8.   Redemption or Repurchase. . . . .   Redemption
9.   Pending Legal Proceedings . . . .   None

Heading                                  Statement of Additional Information
-------                                  -----------------------------------
10.  Cover Page. . . . . . . . . . . .   Cover Page (no caption)
11.  Table of Contents . . . . . . . .   Table of Contents
12.  General Information and History .   Organization and Classification
13.  Investment Objectives and
     Policies. . . . . . . . . . . . .   Investment Objectives and Policies
14.  Management of the Fund. . . . . .   Directors and Executive Officers
15.  Control Persons and Principal
     Holders of Securities . . . . . .   Capital Stock
16.  Investment Advisory and Other
     Services. . . . . . . . . . . . .   Investment Advisory and Other Services
17.  Brokerage Allocation and Other
     Practices . . . . . . . . . . . .   Portfolio Transactions and Allocation
                                         of Brokerage
18.  Capital Stock and Other
     Securities. . . . . . . . . . . .   Capital Stock
19.  Purchase, Redemption and Pricing
     of Securities Being Offered . . .   Computation of Net Asset Value and
                                         Pricing; Special Purchase Plans;
                                         Redemption
20.  Tax Status. . . . . . . . . . . .   Taxation
21.  Underwriters. . . . . . . . . . .   Underwriter
22.  Calculations of Performance
     Data. . . . . . . . . . . . . . .   Performance
23.  Financial Statements. . . . . . .   Financial Statements

                             Incorporation by Reference
                                         and
                                   Explanatory Note


          Part A (Prospectus) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 79 to the Registration Statement of Fortis Equity Portfolios, Inc. (File No. 2-11387) filed on December 31, 1997. Such Prospectus combines four Registrants: three series of Fortis Equity Portfolios, Inc., two series of Fortis Advantage Portfolios, Inc., one series of Fortis Fiduciary Fund, Inc. and one series of Fortis Growth Fund, Inc.

          The Part B (Statement of Additional Information) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 79 to the Registration Statement of Fortis Equity Portfolios, Inc. (File No. 2-11387) filed on December 31, 1997. Such Part B also combines the same four Registrants: three series of Fortis Equity Portfolios, Inc., two series of Fortis Advantage Portfolios, Inc., one series of Fortis Fiduciary Fund, Inc. and one series of Fortis Growth Fund, Inc. Post-Effective Amendment No. 79 was filed pursuant to Rule 485(a) to become effective on the same day as this Registration Statement.

     This Registration Statement contains the cover page, cross-reference sheet, Part C, Exhibit 11 (Auditors' Consent) and signature page.

                                        PART C

                          Fortis Advantage Portfolios, Inc.

                                  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial statements are incorporated by reference to the Registrant's Annual Report previously filed with the Commission.

(b)    Exhibits:

       1.     Articles of Incorporation (4)
       2.     Bylaws (1)
       3.     Not applicable
       4.     Not applicable
       5.     Investment Advisory and Management Agreement (1)
       6.1    Underwriting Agreement (4)
       6.2    Dealer Sales Agreement (4)
       7.     Not applicable
       8.     Custody Agreement (4)
       9.     Not applicable
       10.    Not applicable
       11.    Consent of KPMG Peat Marwick LLP (7)
       12.    Not applicable
       13.    Not applicable
       14.    Model plan establishing retirement plan (2), (3) and (6)
       15.    Rule 12b-1 Plan (5)
       16.    Computation of Performance Quotations (1)
       17.    Not applicable
       18.    Plan pursuant to Rule 18f-3 (5)

------------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed with the Commission in February 1992.
(2) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of Special Portfolios, Inc. (File No. 2-24652) on Form N-1A filed with the Commission in December 1990.
(3) Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement of AMEV Growth Fund, Inc. (File No. 2-14784) on Form N-1A filed with the Commission in December 1991.
(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed with the Commission in September 1994.

(5) Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the Commission in October 1996.
(6) Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement of Fortis Equity Portfolios, Inc. (File No. 23-11387) on Form N-1A filed with the Commission in November 1993.
(7)    Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

       No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

       As of November 30, 1997, there were the following number of record holders of each class of Common Shares of each Fund:

       Asset Allocation Portfolio       Capital Appreciation Portfolio
       --------------------------       ------------------------------

       Class A      13,761              Class A        17,840
       Class B       1,504              Class B         2,290
       Class C         693              Class C           669
       Class H       2,341              Class H         4,283

ITEM 27.  INDEMNIFICATION

       Refer to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed with the Commission in July 1988, which is incorporated herein by reference.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

       Information on the business of the Adviser is described in the Statement of Additional Information. In addition to those listed in the Statement of Additional Information:
                                              Other Business/Employment
Name                 Position with Adviser    During Past Two Years
----                 ---------------------    ---------------------
Michael D. O'Connor  Qualified Plan Officer   Qualified Plan Officer of Fortis
                                              Benefits Insurance Company
David C. Greenzang   Money Market Portfolio   Debt securities manager with
                       Officer                Fortis, Inc.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a)    Fortis Advantage Portfolios, Inc.
       Fortis Equity Portfolios, Inc.
       Fortis Fiduciary Fund, Inc.
       Fortis Income Portfolios, Inc.
       Fortis Money Portfolios, Inc.
       Fortis Securities, Inc.
       Fortis Series Fund, Inc.
       Fortis Worldwide Portfolios, Inc.
       Variable Account C of Fortis Benefits Insurance Company
       Variable Account D of Fortis Benefits Insurance Company

(b)    In addition to those listed in the Statement of Additional Information:

                            Positions and Offices      Positions and Offices
     Name/Address             with Underwriter            with Registrant
----------------------    -------------------------    ---------------------
Carol M. Houghtby          2nd Vice President and       Accounting Officer
500 Bielenberg Drive       Treasurer
Woodbury, MN

(c)    Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

       The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Fortis Advisers, Inc., 500 Bielenberg Drive, Woodbury, MN 55125.

ITEM 31.  MANAGEMENT SERVICES

       Not applicable.

ITEM 32.  UNDERTAKINGS

(a)    Not applicable.

(b)    Not applicable.

(c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.

                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury and State of Minnesota on the 29th day of December 1997.

                                        FORTIS ADVANTAGE PORTFOLIOS, INC.
                                         (Registrant)


                                        By  /s/ Dean C. Kopperud
                                           -------------------------------------
                                           Dean C. Kopperud, President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

  /s/ Dean C. Kopperud             President (principal     December 29, 1997
------------------------------     executive officer)
Dean C. Kopperud

  /s/ Tamara L. Fagely             Treasurer (principal     December 29, 1997
------------------------------     financial and
Tamara L. Fagely                   accounting officer)

Richard D. Cutting*                Director

Allan R. Freedman*                 Director

Robert M. Gavin*                   Director

Benjamin S. Jaffray*               Director

Jean L. King*                      Director

Richard M. Mahoney*                Director

Robb L. Prince*                    Director

Leonard J. Santow*                 Director

Noel S. Shadko                     Director

Joseph M. Wikler*                  Director


*By  /s/ Dean C. Kopperud                                   December 29, 1997
    --------------------------
     Dean C. Kopperud, Attorney-in-Fact
     (Pursuant to a Power of Attorney dated March 21, 1996)